Accounts payable, accrued expenses and other current liabilities (Tables)	12 Months Ended
Jan. 28, 2012
Schedule of Accounts Payable and Accrued Liabilities

summary of our Accounts payable, Accrued expenses and other current liabilities as of January 28, 2012 and January 29, 2011 is outlined in the table below:

(In millions)	January 28, 2012	January 29, 2011

Merchandise accounts payable(1)	$1,238	$1,349
Non-merchandise accounts payable(2)	209	211

Accounts payable	$1,447	$1,560

Gift card and certificate liability	$162	$158
Sales and use tax and value added tax payable	119	100
Accrued interest	53	74
Accrued property taxes	53	41
Accrued bonus	47	59
Other(3)	482	471

Accrued expenses and other current liabilities	$916	$903

(1)	Includes $81 million and $121 million of book overdraft cash as of January 28, 2012 and January 29, 2011, respectively.

(2)	Includes $105 million and $89 million of book overdraft cash as of January 28, 2012 and January 29, 2011, respectively.

(3)	Other includes, among other items, accrued payroll and other benefits, and other accruals. No individual amount included exceeds 5% of “Total current liabilities”. Additionally, includes $9 million of short-term borrowings as of January 28, 2012. Refer to Note 2 entitled “SHORT-TERM BORROWINGS AND LONG-TERM DEBT” for further details.